Contributed surplus (Tables)	12 Months Ended
Dec. 31, 2020
Contributed surplus
Reconciliation of share based compensation - options

	December 31, 2020		December 31, 2019
		Weighted		Weighted
	Number	average	Number	average
	of stock	exercise	of stock	exercise
	options	price	options	price
Outstanding, beginning of year	2,998,168	$1.36	2,670,000	$1.17
Granted	797,500	1.89	385,000	2.63
Exercised	—	—	(53,332)	1.02
Cancelled	(113,168)	1.50	(3,500)	1.00
Outstanding, end of year	3,682,500	$1.47	2,998,168	$1.36

Reconciliation of broker warrants

	December 31, 2020		December 31, 2019
		Weighted		Weighted
	Number	average	Number	average
	of broker	exercise	of broker	exercise
	warrants	price	warrants	price
Outstanding, beginning of year	1,068,186	$2.22	503,646	$2.00
Granted	—	—	564,540	2.41
Expired	(503,646)	2.00	—	—
Outstanding, end of year	564,540	$2.41	1,068,186	$2.22